UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LMP Corporate Loan Fund Inc.

FORM N-Q

December 31, 2006

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2006

Face Amount	Security (a)(b)	Value
SENIOR COLLATERALIZED LOANS - 99.7%
Aerospace/Defense - 2.9%
$2,500,000	Be Aerospace Inc., Term Loan B, 7.120 to 7.220% due 3/27/07	$2,516,145
1,360,511	CACI International Inc., Term Loan, 6.850 to 7.000% due 4/11/07	1,364,533
1,412,799	ILC Industries Inc., First Lien Term Loan, 7.864% due 3/30/07	1,425,454
1,171,625	Standard Aero Holdings Inc., Term Loan, 7.580% to 7.630% due 3/30/07	1,175,286
849,257	Transdigm Inc., Term Loan B, 7.366% due 3/27/07	856,157

	Total Aerospace/Defense	7,337,575

Air Transport - 1.2%
3,000,000	Delta Air Lines Inc., Term Loan B, 10.118% due 2/5/07	3,056,016

Automotive - 3.1%
	Hertz Corp.:
319,366	Synthetic Letter of Credit, 5.365% due 3/21/07	321,899
2,164,320	Term Loan, 7.350% to 7.370% due 3/12/07	2,181,483
	Keystone Automotive Industries Inc.:
360,761	Term Loan B, 7.850% to 9.750% due 3/30/07	360,874
1,028,524	Term Loan C, 7.850% to 9.750% due 3/30/07	1,028,846
	Mark IV Industries Inc.:
497,500	First Lien Term Loan, 7.870% to 8.100% due 6/27/07	495,842
250,000	Second Lien Term Loan, 11.120% to 11.350% due 6/27/07	251,042
2,726,569	Tire Rack Inc., Term Loan B, 7.100% to 7.120% due 3/30/07	2,721,456
387,382	United Components Inc., Term Loan D, 8.380% due 2/12/07	389,318

	Total Automotive	7,750,760

Beverage and Tobacco - 0.9%
2,303,811	Commonwealth Brands Inc., Term Loan, 7.688% due 1/31/07	2,322,530

Broadcast Radio and Television - 0.9%
1,089,335	CMP Susquehanna Corp., Term Loan B, 7.375% to 7.438% due 3/29/07	1,092,603
1,182,880	Sun Media Corp., Term Loan B, 7.126% due 1/31/07	1,185,592

	Total Broadcast Radio and Television	2,278,195

Building and Development - 7.8%
1,627,960	Capital Automotive REIT, Term Loan, 7.100% due 1/3/07	1,637,909
2,476,389	Contech Construction Products Inc., Term Loan, 7.360% to 7.380% due 1/31/07	2,478,712
	Custom Building Products Inc.:
1,000,000	Second Lien Term Loan, 10.361% due 6/27/07	995,000
1,291,716	Term Loan B, 7.614% due 6/27/07	1,293,869
4,000,000	General Growth Properties Inc., Term Loan A, 6.600% due 1/22/07	3,980,864
185,734	Infrastrux Group Inc., Term Loan B, 8.600% due 1/29/07	186,895
279,255	Kyle Acquisition Group LLC, Term Loan B, 8.875% due 1/3/07	278,819
1,419,724	Landsource Communities Development LLC, Term Loan B, 7.875% due 1/12/07	1,406,414
1,477,479	Panolam Industries International, Term Loan, 8.114% due 3/29/07	1,482,096
	Pike Electric Inc.:
299,829	Term Loan B, 6.875% due 1/8/07	299,703
341,180	Term Loan C, 6.875% due 1/16/07	341,038
250,000	Ply Gem Industries Inc., Second Lien Term Loan, 11.120% due 3/30/07	255,469
2,493,750	Shea Capital I LLC, Term Loan, 7.370% to 8.250% due 3/30/07	2,462,578
2,500,000	South Edge LLC, Term Loan C, 7.375% due 1/3/07	2,464,062

	Total Building and Development	19,563,428

Business Equipment and Services - 9.2%
2,493,750	Acxiom Corp., Term Loan B, 7.100% to 7.110% due 3/15/07	2,507,777
	Asurion Corp.:

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Security (a)(b)	Value
Business Equipment and Services - 9.2% (continued)
$1,344,276	First Lien Term Loan, 8.35% to 10.250% due 3/30/07	$1,351,837
1,000,000	Second Lien Term Loan, 11.600% due 1/18/07	1,015,625
1,225,000	Beacon Sales Acquisition Inc., Term Loan B, 7.350% due 1/3/07	1,228,062
	Buhrmann U.S. Inc.:
1,500,000	New Term Loan D, 7.111% due 3/19/07	1,501,875
945,302	Term Loan D-1, 7.111% to 7.120% due 3/19/07	945,154
402,631	Coinstar Inc., Term Loan, 7.370% due 1/8/07	405,148
2,060,584	Deluxe Inc., First Lien Term Loan, 8.367% due 3/30/07	2,072,603
1,181,805	Education Management Corp., Term Loan B, 7.875% due 1/3/07	1,191,260
2,493,641	Fidelity National Information Solutions Inc., Term Loan B, 7.100% due 1/11/07	2,496,541
423,792	MAXIM Crane Works, L.P., Term Loan, 7.350% to 9.250% due 3/30/07	425,381
1,912,073	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 8.100% to 8.120% due 2/28/07	1,921,634
	Nasdaq Stock Market Inc.:
1,704,050	Term Loan B, 7.100% to 7.114% due 3/20/07	1,704,902
987,799	Term Loan C, 7.100% to 7.114% due 3/30/07	988,293
808,048	NCO Group, Term Loan, 8.380% due 2/22/07	808,048
500,000	New Customer Service, Second Lien Term Loan, 12.353% to 12.374% due 3/30/07	505,000
808,047	Verifone Inc., Term Loan, 7.120% due 2/1/07	810,446
1,315,644	West Corp., Term Loan, 8.100% due 1/24/07	1,317,700

	Total Business Equipment and Services	23,197,286

Cable and Satellite Television - 4.6%
1,630,457	Bragg Communications Inc., New Term Loan B, 7.120% due 2/28/07	1,632,495
2,500,000	Century Cable Holdings LLC, Discretionary Term Loan, 10.250% due 3/1/07	2,438,020
4,000,000	Insight Midwest Holdings LLC, Term Loan B, 7.610% due 1/8/07	4,030,000
701,754	NTL Inc., Term Loan B4, 7.360% due 1/16/07 (c)	705,409
	Persona Communication Inc.:
1,872,340	First Lien Term Loan, 8.120% due 3/30/07	1,884,042
936,170	Second Lien Term Loan, 11.373% due 1/3/07	942,021

	Total Cable and Satellite Television	11,631,987

Chemicals/Plastics - 6.6%
2,553,766	Celanese AG, Dollar Term Loan, 7.114% due 3/30/07	2,563,807
1,000,000	Columbian Chemicals Co., Term Loan B, 7.114% due 3/30/07	1,001,250
1,246,867	Covalence Specialty Materials Corp., Term Loan C, 7.375% due 1/29/07	1,249,205
2,431,406	Georgia Gulf Corp., Term Loan, 7.350% due 1/8/07	2,446,603
1,185,618	Hercules Inc., Term Loan B, 6.870% due 1/11/07	1,186,952
2,481,250	ISP Chemco, Term Loan, 7.375% to 7.625% due 2/16/07	2,487,840
2,708,750	Rockwood Specialties Group Inc., Tranche E Term Loan, 7.376% due 1/31/07	2,724,664
	Texas Petrochemicals Corp.:
382,166	Letter of Credit, 7.874% due 2/15/07	385,987
1,140,771	Term Loan B, 7.938% due 3/30/07	1,152,179
1,471,217	Unifrax Corp., Term Loan B, 7.625% due 1/31/07	1,472,137

	Total Chemicals/Plastics	16,670,624

Clothing/Textiles - 0.8%
	Gold Toe Investment Corp.:
1,125,000	First Lien Term Loan, 8.130% due 1/30/07	1,133,087
375,000	Second Lien Term Loan, 11.380% due 1/30/07	382,031
500,859	William Carter Co., Term Loan B, 6.850% to 6.876% due 1/31/07	500,546

	Total Clothing/Textiles	2,015,664

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Security (a)(b)	Value
Conglomerates - 0.6%
	TriMas Corp.:
$281,250	Letter of Credit, 8.076% due 1/3/07	$282,744
1,215,703	Term Loan B, 8.109% due 1/30/07	1,222,162

	Total Conglomerates	1,504,906

Containers and Glass Products - 2.2%
2,970,000	Crown Americas LLC, Term Loan B, 7.124% due 2/15/07	2,978,355
2,624,782	Graphic Packaging International Inc., Term Loan C, 7.850% to 8.140% due 6/15/07	2,658,529

	Total Containers and Glass Products	5,636,884

Cosmetics/Personal Care - 0.3%
802,420	VJCS Acquisitions, Term Loan B, 7.600% to 7.810% due 1/31/07	797,405

Drugs - 1.0%
2,539,336	Leiner Health Products Group Inc., Term Loan B, 8.880% due 3/29/07	2,554,148

Ecological Services and Equipment - 0.8%
1,997,443	IESI Corp., Term Loan, 7.121% to 7.127% due 2/22/07	2,000,565

Electronics/Electric - 1.9%
2,216,235	Advanced Micro Devices Inc., Term Loan B, 7.620% due 2/26/07	2,229,809
	Bridge Information Systems Inc.:
421,606	Multi-Draw Term Loan, 11.000% due 3/30/07 (d)	31,621
781,885	Term Loan B, 11.250% due 3/30/07 (d)	58,641
	Dealer Computer Services:
1,000,000	Second Lien Term Loan, 10.850% due 1/26/07	1,014,375
1,496,250	Term Loan, 7.850% due 1/26/07	1,505,735

	Total Electronics/Electric	4,840,181

Equipment Leasing - 0.6%
203,429	Kinetic Concepts Inc., Term Loan B-2, 7.120% due 3/30/07	203,938
1,221,930	Rent-a-Center Inc., Term Loan B, 7.110% to 7.130% due 5/15/07	1,224,411

	Total Equipment Leasing	1,428,349

Food Products - 3.4%
	American Seafoods Group LLC:
1,054,692	Term Loan B1, 7.114% due 3/29/07	1,056,010
829,602	Term Loan B2, 7.114% due 3/29/07	829,602
1,023,823	Del Monte Corp., Term Loan, 6.820% to 7.072% due 1/26/07	1,026,017
1,860,462	Michael Foods Inc., Term Loan B-1, 7.350% due 2/21/07	1,865,500
1,856,688	NPC International, Term Loan B, 7.100% to 7.130% due 5/3/07	1,854,367
1,897,092	Reddy Ice Group Inc., Term Loan, 7.122% due 1/12/07	1,899,463

	Total Food Products	8,530,959

Food/Drug Retailers - 2.1%
433,601	General Nutrition Centers Inc., Tranche C Term Loan, 8.100% due 1/29/07	435,905
2,648,530	Jean Coutu Group Inc., Term Loan B, 7.938% due 1/30/07	2,656,926
2,320,966	Sagittarius Brands Inc., Term Loan B, 7.620% due 3/30/07	2,325,318

	Total Food/Drug Retailers	5,418,149

Forest Products - 2.5%
3,380,888	American Greetings Corp., Delayed Draw Term Loan, 0.630% due 3/30/07	3,380,888
632,701	Boise Cascade Corp., Term Loan D, 7.125% due 3/30/07	636,102
	Smurfit-Stone Container Corp.:
261,990	Deposit Funded Loan, 7.572% due 1/3/07	263,776
632,976	Term Loan B, 7.625% due 3/5/07	637,291

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Security (a)(b)	Value
Forest Products - 2.5% (continued)
$206,156	Term Loan C, 7.625% due 3/5/07	$207,679
1,052,698	Term Loan C1, 7.625% due 1/3/07	1,060,473

	Total Forest Products	6,186,209

Healthcare - 7.0%
2,339,129	AMN Healthcare, Term Loan B, 7.114% due 3/30/07	2,347,901
3,141,328	Community Health Systems Inc., Term Loan, 7.120% due 2/28/07	3,147,953
352,094	Conmed Corp., Institutional Term Loan, 7.350% to 9.250% due 3/30/07	352,314
2,890,417	Davita Inc., Term Loan B, 7.350% to 7.690% due 3/30/07	2,910,288
806,028	Encore Medical Finance LLC, Term Loan, 7.870% due 2/5/07	808,672
1,213,397	Fresenius Medical Care Holdings Inc., Term Loan B, 6.739% to 6.745% due 3/30/07	1,208,595
1,500,000	Medassets Inc., Term Loan B, 7.850% due 1/26/07	1,502,813
2,449,140	Patheon Inc., Term Loan B, 9.610% due 1/31/07	2,426,179
	Talecris Biotherepeutics Inc.:
484,830	First Lien Term Loan, 10.500% due 3/30/07	486,648
930,851	Second Lien Term Loan, 13.500% due 3/30/07	935,505
1,569,129	Vicar Operating Inc., Term Loan, 6.875% due 1/31/07	1,567,167

	Total Healthcare	17,694,035

Home Furnishings - 0.9%
1,417,637	Simmons Co., Term Loan D, 6.875% to 7.563% due 6/29/07	1,427,827
733,163	SVP Worldwide Inc., Tranche A Term Loan, 8.370% due 1/3/07	732,704

	Total Home Furnishings	2,160,531

Hotels/Motels/Inns and Casinos - 6.4%
2,502,332	Alliance Gaming Corp., Term Loan B, 9.330% due 1/8/07	2,507,544
1,865,003	Ameristar Casinos Inc., Initial Term Loan, 6.850% due 1/29/07	1,867,334
831,595	Boyd Gaming Corp., Term Loan B, 6.864% due 3/30/07	832,796
265,533	Green Valley Ranch Gaming LLC, Term Loan B, 7.364% due 3/30/07	265,492
323,219	Greenwood Racing Inc., Term Loan B, 7.600% due 2/28/07	324,835
2,468,750	Isle of Capri Black Hawk LLC, Term Loan, 7.350% to 7.374% due 3/30/07	2,470,293
2,468,750	Penn National Gaming Inc, Term Loan B, 7.110% to 7.150% due 3/30/07	2,484,180
2,484,918	Pinnacle Entertainment Inc., Term Loan, 7.350% due 1/29/07	2,495,790
	Venetian Casino Resorts LLC:
2,487,179	Term B Funded, 7.120% due 3/30/07	2,499,495
512,821	Term Loan B, 7.120% due 3/30/07	515,360

	Total Hotels/Motels/Inns and Casinos	16,263,119

Industrial Equipment - 4.7%
2,172,033	Douglas Dynamics LLC, Term Loan, 7.114% due 3/29/07	2,166,603
	Electrical Components International Holding:
505,218	First Lien Term Loan, 7.850% due 1/29/07	508,376
338,505	Second Lien Term Loan, 11.880% due 2/15/07	342,736
981,466	Enersys Inc., New Term Loan, 7.365% to 7.594% due 3/22/07	987,600
1,736,382	Flowserve Corp., Term Loan, 6.875% due 3/30/07	1,736,925
1,396,277	Generac Power Systems Inc., First Lien Term Loan, 7.820% due 1/3/07	1,402,386
369,643	Goodman Global Holdings Inc., Term Loan C, 7.125% due 2/13/07	369,643
2,462,787	Norcross Safety Products LLC, Term Loan, 7.513% to 9.250% due 3/30/07	2,472,794
1,939,314	Oshkosh Truck Corp., Term Loan B, 7.350% due 3/6/07	1,943,253

	Total Industrial Equipment	11,930,316

Insurance - 0.4%
1,122,790	Hilb, Rogal & Hobbs Co., Term Loan, 6.864% due 3/30/07	1,121,387

Leisure - 4.6%
	Auto Europe Group LLC:
744,681	First Lien Term Loan, 8.100% due 1/8/07	748,404

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Security (a)(b)	Value
Leisure - 4.6% (continued)
$1,000,000	Second Lien Term Loan, 11.850% due 1/8/07	$1,009,375
2,959,867	Regal Cinemas Inc., Term Loan, 7.114% due 3/30/07	2,955,507
1,500,000	Southwest Sports Group LLC, Term Loan, 7.875% due 3/29/07	1,500,470
1,852,069	Universal City Development Partners, L.P., Term Loan B, 7.350% to 7.380% due 3/15/07	1,860,172
3,539,390	Warner Music Group Acquisition Corp., Term Loan, 7.370% to 7.409% due 4/24/07	3,556,425

	Total Leisure	11,630,353

Non-Ferrous Metals/Materials - 1.9%
1,170,236	Compass Minerals Group Inc., Term Loan, 6.870% to 6.880% due 3/28/07	1,173,710
	Longyear Global Holdings Inc.:
171,995	Acquisition Term Loan, 8.614% due 3/30/07	173,248
159,709	Canadian Term Loan, 8.614% due 3/30/07	160,874
1,609,377	First Lien Term Loan, 8.614% due 3/30/07	1,621,113
1,658,042	Walter Industries Inc., Term Loan B, 7.118% to 8.750% due 4/3/07	1,662,809

	Total Non-Ferrous Metals/Materials	4,791,754

Oil & Gas - 4.3%
	Alon USA Inc.:
131,446	Edgington Term Loan, 7.620% to 7.876% due 2/28/07	132,021
1,051,568	Paramount Term Loan, 7.620% to 7.876% due 2/28/07	1,056,168
749,233	Astoria Generating Company Acquisitions LLC, Term Loan B, 7.350% to 7.370% due 3/23/07	754,488
	Coffeyville Resources LLC:
110,745	Letter of Credit, 8.360% due 3/2/07	110,745
572,182	Tranche D Term Loan, 8.360% due 4/2/07	572,182
1,837,500	Connacher, Term Loan B, 8.610% due 3/30/07	1,844,391
466,301	Dresser Inc., Term Loan B, 8.125% due 1/31/07	470,478
1,608,847	Helix Energy Solutions Group Inc., Term Loan B, 7.350% to 7.640% due 1/8/07	1,614,736
	LSP Generation Finance Company LLC:
340,316	First Lien Term Loan, 7.114% due 3/30/07	341,308
47,963	Term Loan, 7.114% due 3/30/07	48,103
862,562	Semcrude, L.P., Term Loan, 7.600% to 9.000% due 6/15/07	867,953
	Targa Resources:
1,043,478	Bridge Term Loan, 7.600% due 2/28/07	1,044,864
378,682	Synthetic Letter of Credit, 7.614% due 3/30/07	380,812
1,558,117	Term Loan B, 7.614% to 7.626% due 3/30/07	1,566,881

	Total Oil & Gas	10,805,130

Publishing - 3.3%
237,712	CBD Media Inc., Term Loan D, 7.725% due 1/29/07	239,346
1,654,386	Dex Media East LLC, Term Loan B, 6.850% to 6.880% due 3/30/07	1,652,788
2,506,741	Dex Media West LLC, Term Loan B2, 6.860% to 6.880% due 3/30/07	2,502,041
1,014,012	Philadelphia Media, Term Loan B, 8.120% due 3/29/07	1,009,365
1,909,788	R.H. Donnelley Inc., Term Loan D-1, 6.870% due 3/30/07	1,907,510
997,500	Wenner Media LLC, Term Loan B, 7.114% due 3/29/07	1,003,735

	Total Publishing	8,314,785

Rail Industries - 0.5%
	RailAmerica Inc.:
111,133	Canadian Term Loan, 7.375% due 2/23/07	111,480
1,172,296	Term Loan, 7.375% due 2/23/07	1,175,959

	Total Rail Industries	1,287,439

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Security (a)(b)	Value
Retailers - 4.3%
$1,188,509	Burlington Coat Factory, Term Loan B, 7.620% due 2/26/07	$1,174,560
2,000,000	CSK Automotive Inc., Term Loan, 8.375% to 8.438% due 1/9/07	2,026,250
526,316	J Crew Group, Term Loan B, 7.130% to 7.176% due 4/26/07	525,549
1,583,333	Michaels Stores Inc., Term Loan, 8.375% due 1/31/07	1,594,796
2,848,101	Neiman-Marcus Group Inc., Term Loan, 7.600% to 7.603% due 3/6/07	2,871,410
1,250,000	Petco Animal Supplies Inc., Term Loan, 8.100% due 1/29/07	1,257,656
322,412	Sally Beauty, Term Loan, 7.870% due 2/26/07	324,197
1,149,692	TravelCenters of America Inc., Term Loan B, 7.100% due 1/31/07	1,150,590

	Total Retailers	10,925,008

Steel - 2.2%
1,500,000	Excel Mining Systems, Term Loan, 8.364% due 3/30/07	1,504,219
	Tube City IMS Corp.:
875,000	Second Lien Term Loan, 11.350% due 1/31/07	875,000
3,039,772	Tranche C First Lien Term Loan, 8.100% due 1/31/07	3,041,672

	Total Steel	5,420,891

Telecommunications/Cellular Communications - 3.3%
1,915,833	Centennial Cellular Operating Co., New Term Loan, 7.614% to 7.620% due 3/29/07	1,932,198
1,481,250	Cincinnati Bell Inc., Term Loan, 6.829% to 7.028% due 6/5/07	1,481,019
3,000,000	FairPoint Communications Inc., Additional Replacement Term Loan, 7.125% due 3/30/07	3,001,407
806,028	Metropcs Wireless Inc., Term Loan B, 7.875% due 3/30/07	809,807
1,004,621	Ntelos Inc., First Lien Term Loan, 7.570% due 1/31/07	1,008,765

	Total Telecommunications/Cellular Communications	8,233,196

Utilities - 2.5%
	NE Energy Inc.:
105,691	Letter of Credit, 7.870% due 3/20/07	106,722
250,000	Second Lien Term Loan, 9.875% due 3/21/07	254,063
894,309	Term Loan B, 7.870% due 3/20/07	903,028
1,500,000	NRG Energy Inc., Credit-Linked Deposit, 7.364% due 3/30/07	1,508,943
	Reliant Energy Inc.:
1,038,918	LC Facility, 5.216% to 5.217% due 1/30/07	1,047,749
1,385,224	Term Loan, 7.725% due 1/29/07	1,396,998
	TPF Generation Holdings LLC:
48,343	Revolver, 7.370% due 3/30/07	48,343
154,214	Letter of Credit, 7.370% due 3/30/07	154,214
821,833	Term Loan B, 7.370% due 3/15/07	821,833

	Total Utilities	6,241,893

	TOTAL SENIOR COLLATERALIZED LOANS (Cost - $252,111,890)	251,541,657

Shares
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
151	GenTek Inc. *	5,223

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
18,218	SAVVIS Inc. *	650,565

	TOTAL COMMON STOCKS (Cost - $0)	655,788

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Warrants	Security (a)(b)	Value
WARRANTS - 0.0%
175	GenTek Inc., Expires 10/31/08	$9,231
83	GenTek Inc., Expires 10/31/10	4,275

	TOTAL WARRANTS (Cost - $0)	13,506

	TOTAL INVESTMENTS - 100.0% (Cost - $252,111,890#)	$252,210,951

*	Non-income producing security.

(a)	The maturity date represents the latest maturity date.

(b)	Interest rates represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (formerly known as Citigroup Investments Corporate Loan Fund Inc.) (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), with the assistance of Citigroup Alternative Investments LLC (“CAI”), the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,543,837
Gross unrealized depreciation	(1,444,776)

Net unrealized appreciation	$99,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 28, 2007